EQUITY BASED COMPENSATION - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Feb. 28, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Vesting period			3 years
Stock-based compensation expense		$ 0		$ 0
Selling, General and Administrative Expenses [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Stock-based compensation expense	$ 406		$ 1,062
2021 Equity Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Common stock reserved for issuance					3,831,112
Resticted Common Stock Unit
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of shares, granted			616,920
Fair market value of the awards granted			$ 3,856
Unrecognized compensation cost	$ 3,427		$ 3,427
Weighted average vesting period			3 years
Resticted Common Stock Unit | 2021 Equity Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of shares, granted	0		616,920
Vesting period			3 years
Common Stock Options [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation cost	$ 438		$ 438
Weighted average vesting period			1 year 2 months 12 days
Fair market value of award, Options granted			$ 1,151